Others, net (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)
Others, net
Gains from business and investment disposals	¥ 1,199,765	$ 167,853	¥ 1,459,805
Government financial incentives	1,909,261		390,203
Impairment of investments	(1,040,048)	(145,508)	(399,027)
Foreign exchange gains/(losses), net	53,884	7,539	(245,273)
Gains/(losses) from fair value change of long-term investments	(714,645)	(99,983)	2,551,671
Others	320,108		289,167
Total	¥ 1,728,325	$ 241,802	¥ 4,046,546